TAXES - Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Current income tax provision
China	$ 276,823	$ 716,816	$ 217,025
Subtotal	276,823	716,816	217,025
Deferred income tax provision
Total income tax provision	276,823	716,816	217,025
Hong kong
Deferred income tax provision
Total income tax provision	$ 0	$ 0	$ 0